FINANCIAL INSTRUMENTS - Book and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Jul. 06, 2019	Dec. 31, 2018	Jun. 30, 2018
Disclosure of financial assets [line items]
Net Book Value		$ 278	$ 452
Fair Value		278	$ 452
Disclosure of financial liabilities [line items]
Net Book Value	$ 1,228	902
Fair Value	1,259	903
Accounts payable and accrued liabilities | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	220	293
Fair Value	220	293
Accrued early debt extinguishment costs | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	9	0
Fair Value	9	0
Accrued liability under ASPP | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	0	42
Fair Value	0	42
Long-term debt | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	905	555
Fair Value	936	556
Other long-term debt | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	82	0
Fair Value	82	0
Other liabilities | Amortised cost
Disclosure of financial liabilities [line items]
Net Book Value	12	12
Fair Value	12	12
Cash and cash equivalents | Fair value through profit or loss
Disclosure of financial assets [line items]
Net Book Value	315	128
Fair Value	315	128
Accounts receivable | Amortised cost
Disclosure of financial assets [line items]
Net Book Value	136	149
Fair Value	136	149
Other assets(2) | Amortised cost
Disclosure of financial assets [line items]
Net Book Value	1	1
Fair Value	$ 1	$ 1